Capital structure and financial items - Distributions to shareholders - Distribution to shareholders (Details) - DKK (kr) kr / shares in Units, kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Interim dividend for the year	kr 15,583	kr 13,430	kr 9,613
Dividend for prior year	28,557	18,337	15,690
Dividend payout in the year	44,140	31,767	25,303
Share repurchases for the year	20,181	29,924	24,086
Total distribution for the year	64,321	61,691	49,389
Dividends Distributions [Abstract]
Interim dividend for the year	15,583	13,430	9,613
Final dividend	35,100	28,557	18,337
Total dividend	kr 50,683	kr 41,987	kr 27,950
Dividends Distributions Per share [Abstract]
Interim dividend (in DKK per share)	kr 3.50	kr 3.00	kr 2.12
Final dividend (DKK per share)	7.90	6.40	4.08
Total dividend (DKK per share)	kr 11.40	kr 9.40	kr 6.20